UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $739,670 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    10088   567370 SH       DEFINED 1   2          567370        0        0
CACI INTL INC                  CL A             127190304    14825   328780 SH       DEFINED 1   2          328780        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104    26483  5622692 SH       DEFINED 1   2         5622692        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    17179  1059754 SH       DEFINED 1   2         1059754        0        0
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106     9891   567451 SH       DEFINED 1   2          567451        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     3831  1227970 SH       DEFINED 1   2         1227970        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    99726  5705153 SH       DEFINED 1   2         5705153        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108    17881  1289181 SH       DEFINED 1   2         1289181        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    42559  2641803 SH       DEFINED 1   2         2641803        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     3846   259011 SH       DEFINED 1   2          259011        0        0
MF GLOBAL LTD                  SHS              G60642108     5865  2874913 SH       DEFINED 1   2         2874913        0        0
MICROSOFT CORP                 COM              594918104    14997   771455 SH       DEFINED 1   2          771455        0        0
MICROSOFT CORP                 COM              594918104     5832   300000 SH  CALL DEFINED 1   2          300000        0        0
MULTIMEDIA GAMES INC           COM              625453105     1100   462066 SH       DEFINED 1   2          462066        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    83870  2677000 SH       OTHER   1   2               0  2677000        0
NATIONAL FUEL GAS CO N J       COM              636180101   147890  4720400 SH       DEFINED 1   2         4720400        0        0
NUCOR CORP                     COM              670346105     4620   100000 SH  CALL DEFINED 1   2          100000        0        0
PPL CORP                       COM              69351T106     2507    81680 SH       DEFINED 1   2           81680        0        0
PPL CORP                       COM              69351T106     3069   100000 SH  CALL DEFINED 1   2          100000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     5161   136800 SH       DEFINED 1   2          136800        0        0
SAIC INC                       COM              78390X101    26837  1377679 SH       DEFINED 1   2         1377679        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    21871   994129 SH       DEFINED 1   2          994129        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    67308  1409000 SH  PUT  DEFINED 1   2         1409000        0        0
TFS FINL CORP                  COM              87240R107    47856  3709780 SH       DEFINED 1   2         3709780        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    40488  1874454 SH       DEFINED 1   2         1874454        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208     4320   200000 SH  CALL DEFINED 1   2          200000        0        0
VICTORY ACQUISITION CORP       COM              92644D100     9700  1000000 SH       DEFINED 1   2         1000000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118       70  1000000 SH       DEFINED 1   2         1000000        0        0